VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (unaudited)

Par
(000's) Value
CORPORATE BONDS: 93.7%
Argentina : 7.0%
Arcor SAIC 144A
7.60%, 07/31/33 $ 550 $ 569,866
Banco de Galicia y Buenos
Aires SAU 144A
7.75%, 10/10/28 500 513,125
Banco Macro SA 144A
8.00%, 06/23/29 800 826,000
8.00%, 01/28/31 300 306,375
Cia General de Combustibles
SA 144A
11.88%, 11/28/30 475 473,338
Empresa Distribuidora Y
Comercializadora Norte
144A
9.75%, 10/24/30 † 600 607,500
Generacion Mediterranea
SA / Central Termica Roca
SA 144A
11.00%, 11/01/31 475 356,135
Genneia SA 144A
7.75%, 12/02/33 500 497,165
IRSA Inversiones y
Representaciones SA 144A
8.00%, 03/31/35 750 761,812
MSU Energy SA 144A
9.75%, 12/05/30 600 596,946
Pampa Energia SA 144A
7.75%, 11/14/37 700 701,995
7.88%, 12/16/34 1,075 1,096,285
7.95%, 09/10/31 625 647,167
Pan American Energy LLC
144A
8.50%, 04/30/32 650 693,186
Pan American Energy LLC/
Argentina 144A
7.75%, 01/15/37 500 498,000
Pluspetrol SA 144A
8.12%, 05/18/31 700 709,625
8.50%, 05/30/32 1,100 1,132,055
Tecpetrol SA 144A
7.62%, 11/03/30 1,200 1,202,460
7.62%, 01/22/33 625 638,500
Telecom Argentina SA 144A
8.50%, 01/20/36 800 808,000
9.25%, 05/28/33 1,625 1,717,989
9.50%, 07/18/31 1,325 1,416,425
Transportadora de Gas del
Sur SA 144A
7.75%, 11/20/35 700 702,960
8.50%, 07/24/31 775 821,597
Vista Energy Argentina SAU
144A
7.62%, 12/10/35 850 851,700
8.50%, 06/10/33 1,425 1,485,563
YPF Energia Electrica SA
144A
7.88%, 10/16/32 675 684,332
Par
(000’s) Value
Argentina (continued)
YPF SA 144A
6.95%, 07/21/27 $ 950 $ 960,286
7.00%, 09/30/33 (s) 875 860,281
7.00%, 12/15/47 780 697,933
8.25%, 01/17/34 2,425 2,474,843
8.50%, 06/27/29 687 713,136
8.75%, 09/11/31 1,400 1,448,948
9.00%, 06/30/29 (s) 1,125 1,169,041
9.50%, 01/17/31 1,400 1,485,174
31,125,743
Australia : 0.1%
Karoon USA Finance, Inc.
144A
10.50%, 05/14/29 300 310,096
Underline
Austria : 0.3%
Eldorado Intl. Finance GmbH
144A
8.50%, 12/01/32 † 400 415,881
Iochpe-Maxion Austria
GmbH / Maxion Wheels de
Mexico S de RL de CV 144A
5.00%, 05/07/28 350 341,851
LD Celulose International
GmbH 144A
7.95%, 01/26/32 450 474,223
1,231,955
Azerbaijan : 0.3%
State Oil Co. of the
Azerbaijan Republic Reg S
6.95%, 03/18/30 1,275 1,379,130
Underline
Bahrain : 1.0%
Bapco Energies BSCC 144A
7.50%, 10/25/27 1,400 1,446,006
8.38%, 11/07/28 750 806,011
Bapco Energies Sukuk Ltd.
144A
5.25%, 04/08/29 1,400 1,391,145
BBK BSC Reg S
6.88%, 06/06/29 700 722,111
4,365,273
Bermuda : 0.2%
Digicel Group Holdings Ltd.
144A
0.00%, 12/31/30 ^∞ 332 0
Investment Energy
Resources Ltd. 144A
6.25%, 04/26/29 1,075 1,082,949
1,082,949
Brazil : 5.1%
Amaggi Luxembourg
International Sarl 144A
5.25%, 01/28/28 600 597,189
Axia Energia 144A
4.62%, 02/04/30 575 557,614
6.50%, 01/11/35 500 521,275
B3 SA - Brasil Bolsa Balcao
144A

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Brazil (continued)
4.12%, 09/20/31 $ 475 $ 450,739
Banco Bradesco SA 144A
6.50%, 01/22/30 † 750 787,830
Banco do Brasil SA 144A
6.00%, 03/18/31 500 514,058
Banco Votorantim SA 144A
5.88%, 04/08/28 525 534,975
Braskem America Finance
Co. 144A
7.12%, 07/22/41 400 160,132
Braskem Netherlands
Finance BV 144A
4.50%, 01/10/28 † 850 387,473
4.50%, 01/31/30 1,000 432,200
5.88%, 01/31/50 500 189,062
7.25%, 02/13/33 675 274,219
BRF SA 144A
4.88%, 01/24/30 375 364,120
5.75%, 09/21/50 525 435,290
Caixa Economica Federal
144A
5.62%, 05/13/30 550 558,253
Cosan Luxembourg SA 144A
5.50%, 09/20/29 350 355,469
CSN Inova Ventures 144A
6.75%, 01/28/28 † 925 885,442
ERO Copper Corp. 144A
6.50%, 02/15/30 250 252,689
Itau Unibanco Holding SA
144A
6.00%, 02/27/30 † 750 782,389
Klabin Austria GmbH 144A
3.20%, 01/12/31 425 385,940
5.75%, 04/03/29 525 535,605
7.00%, 04/03/49 478 495,229
MARB BondCo PLC 144A
3.95%, 01/29/31 775 702,116
MV24 Capital BV 144A
6.75%, 06/01/34 521 527,477
Natura & Co. Luxembourg
Holdings Sarl 144A
4.12%, 05/03/28 300 284,052
NBM US Holdings, Inc. 144A
6.62%, 08/06/29 400 405,768
Petrobras Global Finance BV
5.09%, 01/15/30 225 225,081
5.60%, 01/03/31 475 479,333
5.62%, 05/20/43 200 177,075
5.75%, 02/01/29 300 307,321
6.00%, 01/27/28 600 614,344
6.75%, 01/27/41 425 427,278
6.85%, 06/05/15 875 830,455
6.88%, 01/20/40 400 407,367
6.90%, 03/19/49 300 298,120
7.25%, 03/17/44 550 570,814
Rede D'or Finance Sarl 144A
4.50%, 01/22/30 499 487,038
4.95%, 01/17/28 350 350,754
Par
(000’s) Value
Brazil (continued)
Rumo Luxembourg Sarl
144A
5.25%, 01/10/28 $ 400 $ 400,258
Samarco Mineracao SA 144A
9.50%, 06/30/31 3,259 3,273,490
Simpar Europe SA 144A
5.20%, 01/26/31 325 270,156
Tupy Overseas SA 144A
4.50%, 02/16/31 250 195,625
Ultrapar International SA
144A
5.25%, 06/06/29 200 200,612
Usiminas International Sarl
144A
7.50%, 01/27/32 400 415,451
XP, Inc. 144A
6.75%, 07/02/29 400 415,136
22,722,313
British Virgin Islands : 0.2%
Fortune Star BVI Ltd. Reg S
6.80%, 09/09/29 200 198,631
Studio City Co. Ltd. 144A
7.00%, 02/15/27 600 600,104
798,735
Canada : 2.5%
Capstone Copper Corp. 144A
6.75%, 03/31/33 1,000 1,036,803
First Quantum Minerals Ltd.
144A
7.25%, 02/15/34 1,500 1,576,999
8.00%, 03/01/33 1,600 1,718,897
8.62%, 06/01/31 2,125 2,234,865
9.38%, 03/01/29 2,075 2,179,443
Frontera Energy Corp. 144A
7.88%, 06/21/28 450 399,760
Gran Tierra Energy, Inc. 144A
9.50%, 10/15/29 1,200 959,988
Ivanhoe Mines Ltd. 144A
7.88%, 01/23/30 1,200 1,251,208
11,357,963
Cayman Islands : 6.2%
Alpha Star Holding IX Ltd.
Reg S
7.00%, 08/26/28 400 409,739
Arabian Centres Sukuk III
Ltd. Reg S
9.50%, 03/06/29 1,200 1,250,235
Arabian Centres Sukuk IV
Ltd. Reg S
8.88%, 12/04/30 800 821,871
Arada Sukuk 2 Ltd. Reg S
7.15%, 08/05/30 † 700 709,837
8.00%, 06/24/29 1,000 1,038,478
Arada Sukuk Ltd. Reg S
8.12%, 06/08/27 600 614,879
Banco Bradesco SA 144A
4.38%, 03/18/27 400 400,371

Par
(000’s) Value
Cayman Islands (continued)
Banco Bradesco SA/Cayman
Islands 144A
5.38%, 01/20/31 $ 500 $ 501,025
Banco BTG Pactual SA 144A
5.75%, 01/22/30 350 355,600
6.25%, 04/08/29 350 361,850
Banco BTG Pactual SA/
Cayman Islands 144A
5.50%, 01/27/31 550 551,458
Banco do Brasil SA 144A
4.88%, 01/11/29 300 299,289
6.25%, 04/18/30 625 649,550
Bapco Energies Sukuk Ltd.
Reg S
6.25%, 01/29/35 850 875,593
6.62%, 05/25/33 1,350 1,423,652
Binghatti Sukuk SPC Ltd.
Reg S
9.62%, 02/28/27 † 900 925,621
C&W Senior Finance Ltd.
144A
9.00%, 01/15/33 1,200 1,249,541
CT Trust 144A
5.12%, 02/03/32 1,225 1,169,253
Dar Al-Arkan Sukuk Co. Ltd.
Reg S
8.00%, 02/25/29 1,600 1,677,734
Energuate Trust 2 0 144A
6.35%, 09/15/35 1,100 1,100,156
GFH Senior Sukuk Ltd. Reg S
7.50%, 11/06/29 800 812,132
Gol Finance, Inc. 144A
14.38%, 06/06/30 1,200 1,243,500
Ittihad International II Ltd.
144A
7.38%, 11/13/30 900 939,021
Kingston Airport Revenue
Finance Ltd. 144A
6.75%, 12/15/36 800 816,472
Liberty Costa Rica Senior
Secured Finance 144A
10.88%, 01/15/31 600 631,992
MAF Global Securities Ltd.
Reg S
5.75% (US Treasury
Yield Curve Rate T 5
Year+2.05%), 11/20/30
(o)(a) 450 444,620
7.88% (US Treasury
Yield Curve Rate T 5
Year+4.89%), 06/30/27
(o)(a) 800 826,657
Melco Resorts Finance Ltd.
144A
6.50%, 09/24/33 800 798,829
7.62%, 04/17/32 1,200 1,259,376
Montego Bay Airport
Revenue Finance Ltd. 144A
6.60%, 06/15/35 700 700,070
Par
(000’s) Value
Cayman Islands (continued)
Omniyat Sukuk 1 Ltd. Reg S
8.38%, 05/06/28 $ 1,500 $ 1,546,832
Otel Sukuk Ltd. 144A
5.38%, 01/24/31 800 816,423
Poinsettia Finance Ltd. Sarl
Reg S
6.62%, 06/17/31 361 353,716
27,575,372
Chile : 1.8%
AES Andes SA 144A
8.15% (US Treasury
Yield Curve Rate T 5
Year+3.83%), 06/10/55
(a) 800 851,928
Agrosuper SA 144A
4.60%, 01/20/32 775 744,302
CAP SA 144A
3.90%, 04/27/31 550 463,085
Falabella SA 144A
3.38%, 01/15/32 1,025 924,673
Inversiones CMPC SA 144A
6.70% (US Treasury
Yield Curve Rate T 5
Year+2.83%), 12/09/57
(a) 1,000 1,012,500
Latam Airlines Group SA
144A
7.62%, 01/07/31 † 1,300 1,366,625
7.88%, 04/15/30 2,150 2,258,425
Telefonica Moviles Chile SA
144A
3.54%, 11/18/31 775 553,549
8,175,087
China : 6.4%
CFAMC III Co. Ltd. Reg S
4.25%, 11/07/27 1,700 1,694,889
4.75%, 04/27/27 1,250 1,255,952
4.95%, 11/07/47 750 692,794
CFAMC IV Co. Ltd. Reg S
4.50%, 05/29/29 950 947,592
Champion MTN Ltd. Reg S
2.95%, 06/15/30 450 397,390
Champion Path Holdings
Ltd. Reg S
4.85%, 01/27/28 1,275 1,241,487
Chengdu ETDZ State-owned
Investment Group Co. Ltd.
Reg S
6.50%, 11/18/27 500 488,241
China CITIC Bank
International Ltd. Reg S
4.80% (US Treasury
Yield Curve Rate T 5
Year+2.10%), 04/22/27
(o)(a) 900 907,693
China Hongqiao Group Ltd.
Reg S
7.05%, 01/10/28 500 520,071
Fortune Star BVI Ltd. Reg S

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
China (continued)
8.50%, 05/19/28 $ 1,050 $ 1,087,907
Franshion Brilliant Ltd. Reg S
4.25%, 07/23/29 850 787,359
Glory Health Industry Ltd.
Reg S
14.25%, 01/25/24 (d) * 200 9,134
Greentown China Holdings
Ltd. Reg S
8.45%, 02/24/28 700 717,667
Health & Happiness H&H
International Holdings Ltd.
Reg S
9.12%, 07/24/28 600 638,941
Li & Fung Ltd. Reg S
8.38%, 02/05/29 400 418,551
Longfor Group Holdings Ltd.
Reg S
3.95%, 09/16/29 600 501,191
4.50%, 01/16/28 800 742,939
Melco Resorts Finance Ltd.
144A
5.38%, 12/04/29 1,900 1,882,108
5.62%, 07/17/27 925 926,017
5.75%, 07/21/28 1,250 1,250,998
MGM China Holdings Ltd.
144A
4.75%, 02/01/27 1,200 1,195,692
7.12%, 06/26/31 † 750 796,738
Mongolian Mining Corp.
144A
8.44%, 04/03/30 400 413,077
Nanyang Commercial Bank
Ltd. Reg S
6.50% (US Treasury
Yield Curve Rate T 5
Year+3.51%), 04/28/27
(o)(a) 1,050 1,077,121
7.35% (US Treasury
Yield Curve Rate T 5
Year+3.16%), 09/07/28
(o)(a) 650 683,340
Seaspan Corp. 144A
5.50%, 08/01/29 1,250 1,189,959
Seazen Group Ltd. Reg S
11.88%, 06/26/28 600 564,203
Studio City Finance Ltd. 144A
5.00%, 01/15/29 1,789 1,734,740
6.50%, 01/15/28 775 775,922
Vanke Real Estate Hong
Kong Co. Ltd. Reg S
3.50%, 11/12/29 650 209,607
3.98%, 11/09/27 1,300 423,628
West China Cement Ltd.
Reg S
9.90%, 12/04/28 600 598,775
Wynn Macau Ltd. 144A
6.75%, 02/15/34 1,650 1,673,956
28,445,679
Par
(000’s) Value
Colombia : 6.1%
Aris Mining Corp. 144A
8.00%, 10/31/29 $ 675 $ 708,328
Banco Davivienda SA 144A
8.12% (US Treasury
Yield Curve Rate T 5
Year+4.59%), 07/02/35
(a) 750 783,750
Banco de Bogota SA 144A
4.38%, 08/03/27 775 772,165
Ecopetrol SA
4.62%, 11/02/31 1,195 1,074,594
5.88%, 05/28/45 1,975 1,493,725
5.88%, 11/02/51 725 523,924
6.88%, 04/29/30 1,950 1,972,757
7.38%, 09/18/43 † 858 790,443
7.75%, 02/01/32 1,650 1,695,330
8.38%, 01/19/36 1,825 1,889,326
8.62%, 01/19/29 1,175 1,259,545
8.88%, 01/13/33 2,275 2,446,742
Empresas Publicas de
Medellin ESP 144A
4.25%, 07/18/29 1,550 1,460,392
4.38%, 02/15/31 925 842,865
Geopark Ltd. 144A
8.75%, 01/31/30 700 653,898
Grupo Aval Ltd. 144A
4.38%, 02/04/30 1,550 1,458,481
Grupo Nutresa SA 144A
8.00%, 05/12/30 2,350 2,506,218
9.00%, 05/12/35 2,350 2,626,125
Oleoducto Central SA 144A
4.00%, 07/14/27 650 642,060
Telecomunicaciones
Digitales SA 144A
4.50%, 01/30/30 850 810,303
Termocandelaria Power SA
144A
7.75%, 09/17/31 700 726,747
27,137,718
Costa Rica : 0.3%
Instituto Costarricense de
Electricidad 144A
6.38%, 05/15/43 875 871,369
6.75%, 10/07/31 450 473,530
1,344,899
Cyprus : 0.1%
MHP Lux SA 144A
6.25%, 09/19/29 450 409,715
Underline
Czech Republic : 0.4%
Czechoslovak Group AS
144A
6.50%, 01/10/31 1,700 1,775,991
Underline
Dominican Republic : 0.3%
Aeropuertos Dominicanos
Siglo XXI SA 144A
7.00%, 06/30/34 850 892,309
Empresa Generadora de
Electricidad Haina SA 144A

Par
(000’s) Value
Dominican Republic (continued)
5.62%, 11/08/28 $ 500 $ 496,185
1,388,494
Ecuador : 0.1%
Corp. Quiport SA 144A
9.00%, 12/15/37 500 539,479
Underline
El Salvador : 0.2%
Comision Ejecutiva
Hidroelectrica del Rio
Lempa 144A
8.65%, 01/24/33 800 855,800
Underline
Georgia : 0.4%
Georgia Global Utilities JSC
144A
8.88%, 07/25/29 500 529,825
Georgian Railway JSC 144A
4.00%, 06/17/28 775 741,729
Silk Road Group Holding LLC
144A
7.50%, 09/15/30 † 700 713,457
1,985,011
Guatemala : 0.4%
Central American Bottling
Corp. / CBC Bottling
Holdco SL / Beliv Holdco
SL 144A
5.25%, 04/27/29 † 1,700 1,692,337
Underline
Hungary : 0.6%
OTP Bank Nyrt Reg S
7.30% (US Treasury
Yield Curve Rate T 5
Year+2.86%), 07/30/35
(a) 1,200 1,264,574
8.75% (US Treasury
Yield Curve Rate T 5
Year+5.06%), 05/15/33
(a) 1,150 1,227,339
2,491,913
India : 3.9%
Adani Green Energy UP Ltd.
/ Prayatna Developers Pvt
Ltd. / Parampujya Solar
Energy Pvt Ltd. 144A
6.70%, 03/12/42 595 574,275
Continuum Green Energy
India Pvt / Co-Issuers 144A
7.50%, 06/26/33 941 986,711
Delhi International Airport
Ltd. 144A
6.45%, 06/04/29 800 836,308
GMR Hyderabad
International Airport Ltd.
144A
4.25%, 10/27/27 550 544,331
IIFL Finance Ltd. 144A
8.75%, 07/24/28 † 650 678,081
IRB Infrastructure
Developers Ltd. 144A
7.11%, 03/11/32 1,200 1,254,244
Par
(000’s) Value
India (continued)
JSW Hydro Energy Ltd. 144A
4.12%, 05/18/31 $ 705 $ 665,466
JSW Infrastructure Ltd. 144A
4.95%, 01/21/29 600 602,853
JSW Steel Ltd. 144A
3.95%, 04/05/27 750 744,813
5.05%, 04/05/32 925 923,954
Manappuram Finance Ltd.
Reg S
7.38%, 05/12/28 400 411,156
Muthoot Finance Ltd. 144A
6.38%, 04/23/29 1,000 1,023,885
6.38%, 03/02/30 1,200 1,231,842
7.12%, 02/14/28 1,200 1,229,836
Piramal Finance Ltd. Reg S
7.80%, 01/29/28 800 824,819
ReNew Wind Energy AP2
/ ReNew Power Pvt Ltd.
other 9 Subsidiaries 144A
4.50%, 07/14/28 950 918,511
Sammaan Capital Ltd. 144A
8.95%, 08/28/28 1,150 1,206,729
9.70%, 07/03/27 500 522,369
Shriram Finance Ltd. 144A
6.15%, 04/03/28 750 772,859
6.62%, 04/22/27 1,300 1,329,109
17,282,151
Indonesia : 0.7%
Bakrie Telecom Pte Ltd.
Reg S
11.50%, 05/07/15 (d) * 111 971
Indika Energy Tbk PT 144A
8.75%, 05/07/29 700 702,126
Nickel Industries Ltd. 144A
9.00%, 09/30/30 1,250 1,313,324
Pakuwon Jati Tbk PT Reg S
4.88%, 04/29/28 600 588,026
Sorik Marapi Geothermal
Power PT 144A
7.75%, 08/05/31 576 593,718
3,198,165
Ireland : 0.0%
Aragvi Finance International
DAC 144A
11.12%, 11/20/29 200 203,685
Underline
Israel : 2.0%
Energean Israel Finance Ltd.
144A Reg S
8.50%, 09/30/33 1,150 1,233,326
Leviathan Bond Ltd. 144A
Reg S
6.50%, 06/30/27 935 945,367
6.75%, 06/30/30 875 898,517
Teva Pharmaceutical Finance
Co. LLC
6.15%, 02/01/36 1,200 1,263,437
Teva Pharmaceutical Finance
Netherlands III BV

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Israel (continued)
4.10%, 10/01/46 $ 3,148 $ 2,410,730
6.75%, 03/01/28 1,960 2,036,520
8,787,897
Jamaica : 0.6%
Digicel International Finance
Ltd. / Difl US LLC 144A
8.62%, 08/01/32 2,450 2,548,958
Underline
Kazakhstan : 0.1%
ForteBank JSC 144A
7.75%, 02/04/30 600 621,914
Underline
Luxembourg : 3.9%
Acu Petroleo Luxembourg
Sarl 144A
7.50%, 01/13/32 380 391,265
Adecoagro SA 144A
7.50%, 07/29/32 800 783,672
Aegea Finance Sarl 144A
7.62%, 01/20/36 200 195,584
9.00%, 01/20/31 925 983,636
Auna SA 144A
8.75%, 11/06/32 600 606,375
Constellation Oil Services
Holding SA 144A
9.38%, 11/07/29 450 470,880
Cosan Luxembourg SA 144A
7.25%, 06/27/31 250 260,175
CSN Resources SA 144A
4.62%, 06/10/31 † 650 510,681
5.88%, 04/08/32 350 284,604
8.88%, 12/05/30 500 482,622
Energean Israel Finance Ltd.
144A Reg S
5.38%, 03/30/28 1,000 990,795
5.88%, 03/30/31 1,000 972,669
FORESEA Holding SA 144A
7.50%, 06/15/30 200 198,718
FS Luxembourg Sarl 144A
8.62%, 06/25/33 200 206,922
8.88%, 02/12/31 400 425,364
MC Brazil Downstream
Trading Sarl 144A
7.25%, 06/30/31 1,155 1,027,628
Mexico Remittances
Funding Fiduciary Estate
Management Sarl 144A
12.50%, 10/15/31 550 573,375
Minerva Luxembourg SA
144A
4.38%, 03/18/31 700 652,910
8.88%, 09/13/33 675 737,891
Movida Europe SA 144A
7.85%, 04/11/29 † 350 339,662
Oceanica Lux 144A
13.00%, 10/02/29 375 390,000
OHI Group SA 144A
13.00%, 07/22/29 570 581,400
Par
(000’s) Value
Luxembourg (continued)
Poinsettia Finance Ltd. Sarl
144A
6.62%, 06/17/31 $ 252 $ 247,601
PRIO Luxembourg Holding
Sarl 144A
6.75%, 10/15/30 500 498,625
Puma International
Financing SA 144A
7.75%, 04/25/29 975 1,011,424
Rede D'or Finance Sarl 144A
6.45%, 09/09/35 400 409,460
Rumo Luxembourg Sarl
144A
4.20%, 01/18/32 325 300,324
Saavi Energia Sarl 144A
8.88%, 02/10/35 1,800 1,951,020
Sabesp Lux Sarl 144A
5.62%, 08/20/30 350 351,312
Threelands Energy Ltd. Sarl
144A
7.45%, 10/20/35 500 508,075
Vamos Europe SA 144A
9.20%, 01/26/31 200 192,200
17,536,869
Mauritius : 1.2%
Greenko Power II Ltd. 144A
4.30%, 12/13/28 1,235 1,183,981
Greenko Wind Projects
Mauritius Ltd. 144A
7.25%, 09/27/28 1,550 1,585,584
India Clean Energy Holdings
144A
4.50%, 04/18/27 650 638,610
India Green Power Holdings
144A
4.00%, 02/22/27 715 702,499
UPL Corp. Ltd. Reg S
4.50%, 03/08/28 400 391,998
4.62%, 06/16/30 800 764,698
5,267,370
Mexico : 4.4%
Cemex SAB de CV 144A
7.20% (US Treasury
Yield Curve Rate T 5
Year+3.52%), 06/10/30
(o)(a) 1,600 1,679,600
Grupo Aeromexico SAB de
CV 144A
8.25%, 11/15/29 † 750 772,500
8.62%, 11/15/31 † 1,000 1,035,000
Metalsa Sapi De Cv 144A
3.75%, 05/04/31 475 415,136
Nemak SAB de CV 144A
3.62%, 06/28/31 775 675,208
Petroleos Mexicanos
5.35%, 02/12/28 325 327,914
5.50%, 06/27/44 175 134,041
5.62%, 01/23/46 175 132,644

Par
(000’s) Value
Mexico (continued)
5.95%, 01/28/31 $ 1,175 $ 1,147,007
6.35%, 02/12/48 425 337,312
6.38%, 01/23/45 † 325 264,554
6.50%, 03/13/27 † 600 611,325
6.50%, 01/23/29 300 305,978
6.50%, 06/02/41 450 392,647
6.62%, 06/15/35 850 810,432
6.62%, 06/15/38 150 137,499
6.70%, 02/16/32 2,100 2,097,922
6.75%, 09/21/47 1,675 1,382,329
6.84%, 01/23/30 650 667,133
6.95%, 01/28/60 1,125 917,027
7.69%, 01/23/50 2,350 2,115,824
8.75%, 06/02/29 700 752,032
10.00%, 02/07/33 † 525 612,360
Total Play
Telecomunicaciones SA de
CV 144A
10.50%, 12/31/28 400 394,352
11.12%, 12/31/32 1,450 1,395,625
19,513,401
Mongolia : 0.5%
Development Bank of
Mongolia LLC Reg S
8.50%, 07/03/28 900 935,995
Golomt Bank 144A
11.00%, 05/20/27 625 650,724
Trade & Development Bank
of Mongolia LLC Reg S
8.50%, 12/23/27 450 451,887
2,038,606
Morocco : 0.7%
OCP SA 144A
3.75%, 06/23/31 1,325 1,235,560
5.12%, 06/23/51 1,100 893,678
6.88%, 04/25/44 † 975 1,009,125
3,138,363
Netherlands : 2.7%
Ardshinbank CJSC Via Dilijan
Finance BV 144A
6.60%, 01/22/31 1,000 1,011,621
Braskem Netherlands
Finance BV 144A
8.00%, 10/15/34 650 265,493
8.50%, 01/12/31 575 246,180
Petrobras Global Finance BV
5.12%, 09/10/30 625 619,031
5.50%, 06/10/51 321 266,782
6.00%, 01/13/35 575 573,059
6.25%, 01/10/36 625 614,844
6.50%, 07/03/33 632 660,266
Teva Pharmaceutical Finance
Netherlands III BV
4.75%, 05/09/27 1,025 1,025,783
5.12%, 05/09/29 † 1,575 1,590,988
6.00%, 12/01/32 775 811,840
7.88%, 09/15/29 † 625 685,767
8.12%, 09/15/31 800 918,715
Par
(000’s) Value
Netherlands (continued)
Teva Pharmaceutical Finance
Netherlands IV BV
5.75%, 12/01/30 $ 1,100 $ 1,139,794
Yinson Bergenia Production
BV 144A
8.50%, 01/31/45 888 966,260
Yinson Boronia Production
BV 144A
8.95%, 07/31/42 753 837,139
12,233,562
Nigeria : 0.2%
SEPLAT Energy PLC 144A
9.12%, 03/21/30 1,000 1,051,795
Underline
Oman : 1.6%
AL Jawaher Assets Co. Spc
144A
4.66%, 10/29/30 1,175 1,161,100
Mazoon Assets Co. SAOC
144A
5.20%, 11/08/27 800 806,690
5.25%, 10/09/31 1,125 1,145,036
5.50%, 02/14/29 775 793,632
OmGrid Funding Ltd. 144A
5.20%, 05/16/27 775 779,499
Oryx Funding Ltd. 144A
5.80%, 02/03/31 1,100 1,133,308
Oztel Holdings SPC Ltd. 144A
6.62%, 04/24/28 1,100 1,145,275
6,964,540
Pakistan : 0.1%
Pakistan Water & Power
Development Authority
Reg S
7.50%, 06/04/31 650 637,622
Underline
Panama : 1.6%
AES Panama Generation
Holdings SRL 144A
4.38%, 05/31/30 2,007 1,892,322
Banco General SA 144A
5.25% (US Treasury
Yield Curve Rate T 10
Year+3.67%), 05/07/31
(o)(a) 675 646,650
Banistmo SA 144A
4.25%, 07/31/27 650 643,553
Empresa de Transmision
Electrica SA 144A
5.12%, 05/02/49 800 621,076
Global Bank Corp. 144A
5.25%, 04/16/29 500 495,042
Mobiliare Latam SA /
Mobiliare Latam Mexico SA
de CV 144A
6.75%, 11/10/32 800 793,020
Multibank, Inc. 144A
7.75%, 02/03/28 450 469,559
Sable International Finance
Ltd. 144A

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Panama (continued)
7.12%, 10/15/32 $ 1,600 $ 1,619,224
7,180,446
Paraguay : 0.1%
Frigorifico Concepcion SA
144A
7.70%, 07/21/28 † 425 236,747
Rutas 2 & 7 Finance Ltd.
144A
0.00%, 09/30/36 ^ 0
 (e)
0
236,747
Peru : 2.3%
Banco Internacional del Peru
SAA Interbank 144A
6.40% (US Treasury
Yield Curve Rate T 5
Year+2.07%), 04/30/35
†(a) 500 518,875
7.62% (US Treasury
Yield Curve Rate T 1
Year+3.65%), 01/16/34
(a) 525 558,642
Cia de Minas Buenaventura
SAA 144A
6.80%, 02/04/32 1,050 1,095,439
InRetail Shopping Malls 144A
5.65%, 10/16/32 600 599,580
Minsur SA 144A
4.50%, 10/28/31 800 769,358
Orazul Energy Peru SA 144A
6.25%, 09/17/32 600 606,458
Peru LNG Srl 144A
5.38%, 03/22/30 1,125 1,099,330
Petroleos del Peru SA 144A
4.75%, 06/19/32 1,550 1,171,459
5.62%, 06/19/47 3,175 2,133,997
San Miguel Industrias PET
SA / NG PET R&P Latin
America SA 144A
3.75%, 08/02/28 625 602,903
Volcan Cia Minera SAA 144A
8.50%, 10/28/32 1,200 1,243,980
10,400,021
Poland : 0.3%
Canpack SA / Canpack US
LLC 144A
3.88%, 11/15/29 1,300 1,244,188
Underline
Saudi Arabia : 0.3%
Dar Al-Arkan Sukuk Co. Ltd.
Reg S
6.88%, 02/26/27 600 606,577
7.25%, 07/02/30 600 613,844
1,220,421
Serbia : 0.3%
Telecommunications
co Telekom Srbija AD
Belgrade 144A
7.00%, 10/28/29 1,450 1,459,537
Underline
Par
(000’s) Value
Singapore : 0.9%
Avation Group S Pte Ltd.
144A
8.50%, 05/15/31 $ 450 $ 443,118
Boroo Investments Pte Ltd.
144A
9.50%, 08/07/32 500 518,750
Continuum Energy Aura Pte
Ltd. 144A
9.50%, 02/24/27 725 737,912
Medco Cypress Tree Pte Ltd.
144A
8.62%, 05/19/30 650 689,373
Medco Maple Tree Pte Ltd.
144A
8.96%, 04/27/29 775 810,355
Star Energy Geothermal
Wayang Windu Ltd. 144A
6.75%, 04/24/33 590 605,615
3,805,123
South Africa : 1.3%
Eskom Holdings Reg S
4.31%, 07/23/27 750 744,971
Eskom Holdings SOC Ltd.
144A
6.35%, 08/10/28 1,516 1,567,595
8.45%, 08/10/28 † 825 884,994
Sasol Financing USA LLC
6.50%, 09/27/28 1,175 1,175,666
Transnet/South Africa 144A
8.25%, 02/06/28 1,550 1,636,381
6,009,607
South Korea : 0.1%
Hanwha Totalenergies
Petrochemical Co. Ltd.
Reg S
5.50%, 07/18/29 650 637,221
Underline
Spain : 0.6%
AES Espana BV 144A
5.70%, 05/04/28 500 496,420
AI Candelaria Spain SA 144A
5.75%, 06/15/33 900 805,054
Colombia
Telecomunicaciones SA
ESP 144A
4.95%, 07/17/30 825 777,035
EnfraGen Energia Sur SAU/
EnfraGen Chile SpA/
EnfraGen Spain SAU 144A
8.50%, 06/30/32 650 675,326
2,753,835
Tanzania : 0.1%
AngloGold Ashanti Holdings
PLC
6.50%, 04/15/40 525 564,402
Underline
Thailand : 1.3%
Bangkok Bank PCL 144A

Par
(000’s) Value
Thailand (continued)
3.73% (US Treasury
Yield Curve Rate T 5
Year+1.90%), 09/25/34
(a) $ 1,900 $ 1,814,485
GC Treasury Center Co. Ltd.
144A
6.50% (US Treasury
Yield Curve Rate T 5
Year+2.81%), 09/10/30
(o) †(a) 950 960,297
7.12% (US Treasury
Yield Curve Rate T 5
Year+3.16%), 03/10/35
(o)(a) 800 821,608
Muangthai Capital PCL 144A
7.55%, 07/21/30 600 622,977
Muangthai Capital PCL Reg S
6.88%, 09/30/28 600 610,850
Thaioil Treasury Center Co.
Ltd. 144A
6.10% (US Treasury
Yield Curve Rate T 5
Year+2.38%), 01/15/31
(o)(a) 1,000 1,005,158
5,835,375
Togo : 0.2%
Ecobank Transnational, Inc.
144A
10.12%, 10/15/29 800 864,060
Underline
Trinidad and Tobago : 0.6%
Heritage Petroleum Co. Ltd.
144A
9.00%, 08/12/29 775 797,359
National Gas Co. of Trinidad
& Tobago Ltd. 144A
6.05%, 01/15/36 525 482,467
Telecommunications
Services of Trinidad &
Tobago Ltd. 144A
8.88%, 10/18/29 475 484,680
Trinidad Generation UnLtd
144A
7.75%, 06/16/33 800 838,424
2,602,930
Turkey : 8.4%
Akbank TAS 144A
7.50%, 01/20/30 600 634,109
7.88% (US Treasury
Yield Curve Rate T 5
Year+3.73%), 09/04/35
(a) 550 565,546
Anadolu Efes Biracilik Ve
Malt Sanayii AS 144A
3.38%, 06/29/28 600 563,737
Arcelik AS Reg S
8.50%, 09/25/28 † 500 530,935
Aydem Yenilenebilir Enerji
AS 144A
9.88%, 09/30/30 625 627,789
Par
(000’s) Value
Turkey (continued)
Cimko Cimento Ve Beton
Sanayi Ve Ticaret AS 144A
10.75%, 05/21/30 $ 350 $ 378,521
Eregli Demir ve Celik
Fabrikalari TAS 144A
8.38%, 07/23/29 1,100 1,164,808
Ford Otomotiv Sanayi AS
144A
7.12%, 04/25/29 600 623,544
GDZ Elektrik Dagitim AS
144A
9.00%, 10/15/29 550 551,088
ICA ICTAS Altyapi Yavuz
Sultan Selim Koprusu
Ve Kuzey Cevre Otoyolu
Yatirim Ve I Reg S
7.54%, 10/31/27 500 511,664
Limak Cimento Sanayi ve
Ticaret AS 144A
9.75%, 07/25/29 825 842,454
Limak Iskenderun
Uluslararasi Liman
Isletmeciligi AS 144A
9.50%, 07/10/36 384 390,261
Limak Yenilenebilir Enerji AS
144A
9.62%, 08/12/30 600 596,511
Mersin Uluslararasi Liman
Isletmeciligi AS 144A
8.25%, 11/15/28 700 730,436
Pegasus Hava Tasimaciligi
AS 144A
8.00%, 09/11/31 600 633,989
QNB Bank AS Reg S
7.25%, 05/21/29 400 421,334
10.75% (US Treasury
Yield Curve Rate T 5
Year+6.24%), 11/15/33
†(a) 500 561,598
Ronesans Holding AS 144A
8.50%, 10/10/29 500 507,268
TAV Havalimanlari Holding
AS 144A
8.50%, 12/07/28 475 493,966
TC Ziraat Bankasi AS 144A
7.25%, 02/04/30 900 933,990
8.00%, 01/16/29 500 532,408
8.99% (US Treasury
Yield Curve Rate T 5
Year+4.33%), 08/02/34
(a) 600 637,729
TT Varlik Kiralama AS 144A
6.50%, 10/30/30 700 706,490
Turk Ekonomi Bankasi AS
Reg S
9.38% (US Treasury
Yield Curve Rate T 5
Year+5.41%), 01/17/34
†(a) 500 533,941

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Turkey (continued)
Turk Telekomunikasyon AS
144A
6.95%, 10/07/32 $ 700 $ 714,854
7.38%, 05/20/29 600 625,427
Turkcell Iletisim Hizmetleri
AS 144A
5.80%, 04/11/28 575 581,563
7.45%, 01/24/30 † 600 629,504
7.65%, 01/24/32 550 585,417
Turkiye Garanti Bankasi AS
144A
7.62% (US Treasury
Yield Curve Rate T 5
Year+3.87%), 04/15/36
(a) 800 807,427
8.12% (US Treasury
Yield Curve Rate T 5
Year+3.84%), 01/03/35
(a) 900 932,145
8.12% (US Treasury
Yield Curve Rate T 5
Year+4.33%), 01/08/36
(a) 550 567,831
8.38% (US Treasury
Yield Curve Rate T 5
Year+4.09%), 02/28/34
(a) 550 571,783
Turkiye Ihracat Kredi Bankasi
AS 144A
6.38%, 10/03/30 400 401,806
6.88%, 07/03/28 200 207,079
7.50%, 02/06/28 1,200 1,256,760
Turkiye Is Bankasi AS 144A
7.38% (US Treasury
Yield Curve Rate T 5
Year+3.63%), 04/02/36
(a) 600 597,990
7.75%, 06/12/29 500 528,822
Turkiye Sinai Kalkinma
Bankasi AS 144A
7.12%, 10/17/29 450 467,021
7.38%, 07/02/30 350 364,052
9.38%, 10/19/28 400 438,393
Turkiye Vakiflar Bankasi TAO
144A
6.88%, 01/07/30 575 588,700
7.25%, 07/31/30 850 877,906
8.99% (US Treasury
Yield Curve Rate T 5
Year+4.67%), 10/05/34
(a) 800 847,553
9.00%, 10/12/28 900 978,436
Turkiye Varlik Fonu Yonetimi
AS Reg S
7.75%, 09/10/35 200 208,521
8.25%, 02/14/29 950 1,018,784
TVF Varlik Kiralama AS Reg S
6.95%, 01/23/30 1,800 1,863,362
Ulker Biskuvi Sanayi AS 144A
Par
(000’s) Value
Turkey (continued)
7.88%, 07/08/31 $ 700 $ 738,401
Vestel Elektronik Sanayi ve
Ticaret AS 144A
9.75%, 05/15/29 600 451,020
Yapi ve Kredi Bankasi AS
144A
7.12%, 10/10/29 600 622,825
7.25%, 03/03/30 550 570,264
7.55% (US Treasury
Yield Curve Rate T 5
Year+3.83%), 06/11/36
(a) 800 798,801
9.25%, 10/16/28 1,000 1,095,119
9.25% (US Treasury
Yield Curve Rate T 5
Year+5.28%), 01/17/34
(a) 775 822,848
Zorlu Enerji Elektrik Uretim
AS 144A
11.00%, 04/23/30 1,250 1,167,708
37,602,238
Ukraine : 0.5%
Kernel Holding SA 144A
6.75%, 10/27/27 400 393,777
Metinvest BV 144A
7.65%, 10/01/27 500 436,855
7.75%, 10/17/29 700 554,743
NAK Naftogaz Ukraine via
Kondor Finance PLC 144A
7.62%, 11/08/28 846 651,565
2,036,940
United Arab Emirates : 1.0%
Alpha Star Holding VIII Ltd.
Reg S
8.38%, 04/12/27 1,750 1,805,836
Axian Telecom Holding &
Management PLC 144A
7.25%, 07/11/30 † 900 913,109
Binghatti Sukuk 2 Spv Ltd.
Reg S
7.75%, 07/02/29 700 699,745
8.12%, 08/07/30 800 809,904
4,228,594
United Kingdom : 5.8%
Avianca Midco 2 PLC 144A
9.00%, 12/01/28 844 861,664
9.50%, 01/28/31 850 868,063
9.62%, 02/14/30 † 1,650 1,691,811
Azule Energy Finance Plc
144A
8.25%, 01/22/31 1,300 1,306,415
8.62%, 01/22/33 1,000 1,001,697
Azule Energy Finance PLC
144A
8.12%, 01/23/30 1,900 1,924,260
Bidvest Group UK PLC 144A
6.20%, 09/17/32 † 800 816,396
Biocon Biologics Global PLC
144A

Par
(000’s) Value
United Kingdom (continued)
6.67%, 10/09/29 $ 1,300 $ 1,320,940
Endeavour Mining PLC 144A
7.00%, 05/28/30 750 775,219
IHS Holding Ltd. 144A
6.25%, 11/29/28 750 747,528
7.88%, 05/29/30 800 825,379
8.25%, 11/29/31 † 1,100 1,149,722
Panama Infrastructure
Receivable Purchaser PLC
144A
0.00%, 04/05/32 ^ 2,300 1,798,508
Sisecam UK PLC 144A
8.25%, 05/02/29 750 773,644
8.38%, 01/23/33 550 563,591
8.62%, 05/02/32 950 984,753
Trident Energy Finance PLC
144A
12.50%, 11/30/29 400 417,297
Ukraine Railways Via Rail
Capital Markets PLC Reg S
7.88%, 07/15/28 469 332,568
Vedanta Resources Finance
II PLC 144A
9.12%, 10/15/32 800 838,627
9.47%, 07/24/30 800 844,531
9.85%, 04/24/33 800 862,863
10.25%, 06/03/28 600 623,086
10.88%, 09/17/29 1,850 1,982,751
11.25%, 12/03/31 800 887,266
WE Soda Investments
Holding PLC 144A
9.38%, 02/14/31 600 622,498
9.50%, 10/06/28 1,050 1,085,718
25,906,795
United States : 3.3%
3R Lux SARL 144A
9.75%, 02/05/31 425 442,830
Azul Secured Finance LLP
10.88%, 08/28/30 (d) * 114 2,781
EnfraGen Energia Sur SA /
EnfraGen Spain SA / Prime
Energia SpA 144A
5.38%, 12/30/30 1,075 1,003,700
Kosmos Energy Ltd. 144A
7.50%, 03/01/28 † 650 491,705
7.75%, 05/01/27 500 483,093
8.75%, 10/01/31 † 875 552,825
Mong Duong Finance
Holdings BV 144A
5.12%, 05/07/29 637 636,306
Playtika Holding Corp. 144A
4.25%, 03/15/29 950 825,883
Sasol Financing USA LLC
5.50%, 03/18/31 1,325 1,169,691
Sasol Financing USA LLC
144A
8.75%, 05/03/29 1,550 1,593,167
Par
(000’s) Value
United States (continued)
SierraCol Energy Andina LLC
144A
6.00%, 06/15/28 $ 776 $ 747,773
SierraCol Energy Andina
LLC/SierraCol Energy
Arauca/Colombia Energy
Development 144A
9.00%, 11/14/30 † 900 901,485
Stillwater Mining Co. 144A
4.50%, 11/16/29 850 818,681
Wynn Macau Ltd. 144A
5.12%, 12/15/29 1,550 1,543,524
5.50%, 10/01/27 1,175 1,175,490
5.62%, 08/26/28 2,100 2,097,589
14,486,523
Uruguay : 0.1%
Navios South American
Logistics, Inc. 144A Reg S
8.88%, 07/14/30 600 623,191
Underline
Uzbekistan : 2.0%
Ipoteka-Bank ATIB Reg S
6.45%, 10/09/30 500 510,259
JSCB Agrobank 144A
9.25%, 10/02/29 700 768,369
National Bank of Uzbekistan
Reg S
8.50%, 07/05/29 900 974,834
Navoi Mining & Metallurgical
Combinat 144A
6.70%, 10/17/28 850 882,048
6.75%, 05/14/30 800 844,291
6.95%, 10/17/31 750 806,992
Navoiyuran State Enterprise
144A
6.70%, 07/02/30 450 460,777
Uzauto Motors AJ 144A
7.38%, 11/19/30 550 565,613
Uzbek Industrial and
Construction Bank ATB
144A
8.95%, 07/24/29 † 600 654,703
Uzbekneftegaz JSC 144A
4.75%, 11/16/28 1,050 1,023,496
8.75%, 05/07/30 1,400 1,516,811
9,008,193
Total Corporate Bonds
(Cost: $417,799,187) 417,922,937
GOVERNMENT OBLIGATIONS: 3.4%
Argentina : 3.0%
City of Beunos Aires 144A
7.80%, 11/26/33 900 924,417
Ciudad Autonoma De
Buenos Aires 144A
7.50%, 06/01/27 883 900,595
Province of Santa Fe 144A
8.10%, 12/11/34 1,250 1,225,625

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
Argentina (continued)
Provincia de Buenos Aires
144A
6.62%, 09/01/37 (s) $ 9,597 $ 7,785,793
Provincia de Cordoba 144A
6.88%, 02/01/29 (s) 782 750,650
9.75%, 07/02/32 1,100 1,150,875
Provincia de Mendoza 144A
5.75%, 03/19/29 (s) 498 475,663
13,213,618
Turkey : 0.4%
Istanbul Metropolitan
Municipality 144A
10.50%, 12/06/28 825 908,286
10.75%, 04/12/27 375 398,062
Turkiye Ihracat Kredi Bankasi
AS 144A
Par
(000’s) Value
Turkey (continued)
6.38%, 01/15/31 $ 500 $ 499,746
1,806,094
Total Government Obligations
(Cost: $11,368,096) 15,019,712
Total Investments Before Collateral for
Securities Loaned: 97.1%
(Cost: $429,167,283) 432,942,649
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
4.7%
Money Market Fund: 4.7%
(Cost: $21,102,882)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.70%(b) 21,102,882 21,102,882
Total Investments: 101.8%
(Cost: $450,270,165) 454,045,531
Liabilities in excess of other assets: (1.8)% (8,161,048)
NET ASSETS: 100.0% $ 445,884,483
† Security fully or partially on loan. Total market value of securities on loan is $19,370,125.
(s) Coupon adjusts periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at January 31, 2026.
^ Zero Coupon Bond
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a) Variable rate security — the rate shown is as of 01/31/26
(o) Perpetual Maturity — the date shown, if applicable, is the next call date
* Non-income producing
(d) Security in default
(e) Amount is less than 1,000
(b) The rate shown is the 7-day yield as of 01/31/26.

The summary of inputs used to value the Fund's investments as of January 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Corporate Bonds $ 417,922,937
Argentina $ — $ 31,125,743 $ — $ 31,125,743
Australia — 310,096 — 310,096
Austria — 1,231,955 — 1,231,955
Azerbaijan — 1,379,130 — 1,379,130
Bahrain — 4,365,273 — 4,365,273
Bermuda — 1,082,949 0 1,082,949
Brazil — 22,722,313 — 22,722,313
British Virgin Islands — 798,735 — 798,735
Canada — 11,357,963 — 11,357,963
Cayman Islands — 27,575,372 — 27,575,372
Chile — 8,175,087 — 8,175,087
China — 28,445,679 — 28,445,679
Colombia — 27,137,718 — 27,137,718
Costa Rica — 1,344,899 — 1,344,899
Cyprus — 409,715 — 409,715
Czech Republic — 1,775,991 — 1,775,991
Dominican Republic — 1,388,494 — 1,388,494
Ecuador — 539,479 — 539,479
El Salvador — 855,800 — 855,800
Georgia — 1,985,011 — 1,985,011
Guatemala — 1,692,337 — 1,692,337
Hungary — 2,491,913 — 2,491,913
India — 17,282,151 — 17,282,151
Indonesia — 3,198,165 — 3,198,165
Ireland — 203,685 — 203,685
Israel — 8,787,897 — 8,787,897
Jamaica — 2,548,958 — 2,548,958
Kazakhstan — 621,914 — 621,914
Luxembourg — 17,536,869 — 17,536,869
Mauritius — 5,267,370 — 5,267,370
Mexico — 19,513,401 — 19,513,401
Mongolia — 2,038,606 — 2,038,606
Morocco — 3,138,363 — 3,138,363
Netherlands — 12,233,562 — 12,233,562
Nigeria — 1,051,795 — 1,051,795
Oman — 6,964,540 — 6,964,540
Pakistan — 637,622 — 637,622
Panama — 7,180,446 — 7,180,446
Paraguay — 236,747 — 236,747
Peru — 10,400,021 — 10,400,021
Poland — 1,244,188 — 1,244,188
Saudi Arabia — 1,220,421 — 1,220,421
Serbia — 1,459,537 — 1,459,537
Singapore — 3,805,123 — 3,805,123
South Africa — 6,009,607 — 6,009,607
South Korea — 637,221 — 637,221
Spain — 2,753,835 — 2,753,835
Tanzania — 564,402 — 564,402
Thailand — 5,835,375 — 5,835,375
Togo — 864,060 — 864,060
Trinidad and Tobago — 2,602,930 — 2,602,930
Turkey — 37,602,238 — 37,602,238
Ukraine — 2,036,940 — 2,036,940
United Arab Emirates — 4,228,594 — 4,228,594
United Kingdom — 25,906,795 — 25,906,795

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

United States $ — $ 14,486,523 $ — $ 14,486,523
Uruguay — 623,191 — 623,191
Uzbekistan — 9,008,193 — 9,008,193
Government Obligations
 *
— 15,019,712 — 15,019,712
Money Market Fund 21,102,882 — — 21,102,882
Total Investments $ 21,102,882 $ 432,942,649 $ 0 $ 454,045,531
*
See Schedule of Investments for geographic regions.